UNAUDITED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Cash and cash equivalent	$ 16,287	$ 10,467
Marketable securities	2,855	650
Trade and other current receivables	5,048	6,368
Inventories	9,512	7,255
Recoverable income taxes	142	163
Other recoverable taxes	1,132	1,183
Others	2,146	1,573
Current assets other than assets classified as held for sale	37,122	27,659
Assets classified as held for sale	5,792	2,490
Current assets	42,914	30,149
Trade and other receivables	1,981	1,900
Marketable securities	49	44
Judicial deposite	9,716	8,038
Deferred income taxes	548	604
Other recoverable taxes	3,648	3,261
Others	574	487
Noncurrent receivables	16,516	14,334
Investments	1,717	1,510
Property, plant and equipment	127,419	125,330
Intangible assets	3,254	3,025
Non-current assets	148,906	144,199
Total asset	191,820	174,348
Trade payables	5,528	5,483
Finance debt	4,116	3,641
Lease liability	5,224	5,432
Income taxes payable	1,922	733
Other taxes payable	3,784	4,001
Dividends payable	4,633
Employee benefit	2,007	2,144
Others	3,641	1,875
Current liabilities other than Liabilities on assets classified as held for sale	30,855	23,309
Liabilities related to assets classified as held for sale	1,822	867
Current liabilities	32,677	24,176
Finance debt	26,935	32,059
Lease liability	17,302	17,611
Income taxes payable	310	300
Deferred income taxes	6,895	1,229
Employee benefits	8,861	9,374
Provisions for legal proceedings	2,468	2,018
Provision for decommissioning costs	15,474	15,619
Others	2,081	2,150
Non-current liabilities	80,326	80,360
Total liabilities	113,003	104,536
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,144	1,143
Profit reserves	76,055	72,811
Accumulated other comprehensive (deficit)	(105,922)	(111,648)
Attributable to the shareholders of Petrobras	78,378	69,407
Non-controlling interests	439	405
Total equity	78,817	69,812
Equity and liabilities	191,820	174,348
Total liabilities and equity	$ 191,820	$ 174,348